Expense Example - Blue Chip Fund	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years	Class J 1 year	Class J 3 years	Class J 5 years	Class J 10 years	Institutional Class 1 year	Institutional Class 3 years	Institutional Class 5 years	Institutional Class 10 years	Class R-3 1 year	Class R-3 3 years	Class R-3 5 years	Class R-3 10 years	Class R-4 1 year	Class R-4 3 years	Class R-4 5 years	Class R-4 10 years	Class R-5 1 year	Class R-5 3 years	Class R-5 5 years	Class R-5 10 years	Class R-6 1 year	Class R-6 3 years	Class R-6 5 years	Class R-6 10 years
USD ($)	639	833	1,044	1,650	269	530	915	1,799	182	262	458	1,023	67	218	381	856	115	366	635	1,406	96	306	533	1,187	84	268	468	1,046	57	186	326	735